SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Product Information [Line Items]
Accumulated losses	$ 40,138,485		$ 38,322,456	$ 36,527,300
Accounts Receivable, Net	76,063		226,614	895,769
Allowance for doubtful collections	0		0	0
Inventory valuation	0		0
Depreciation expense	10,482	$ 5,000	5,695	5,804
Stock-based compensation expense			165,167	95,167
Impairment, Long-Lived Asset, Held-for-Use				0
Malpractice Insurance, Annual Coverage Limit	3,000,000
Accounts Receivable, after Allowance for Credit Loss			226,614	895,769
Share-based Payment Arrangement, Noncash Expense	$ 88,000		165,167	95,167
Minimum [Member] | Trademarks [Member]
Product Information [Line Items]
Finite-Lived Intangible Asset, Useful Life	9 months
Maximum [Member] | Trademarks [Member]
Product Information [Line Items]
Finite-Lived Intangible Asset, Useful Life	10 years
Chunghwa Telecom [Member]
Product Information [Line Items]
Revenues	$ 219,222		414,415
Siemens [Member]
Product Information [Line Items]
Revenues			159,048
Inventory Valuation and Obsolescence [Member]
Product Information [Line Items]
Inventory valuation			11,228	10,508
Chunghwa Telecom [Member]
Product Information [Line Items]
Accounts Receivable, Net			414,415	1,986,534
Siemens [Member]
Product Information [Line Items]
Accounts Receivable, Net			159,048	389,888
Taiwan Stock Exchange [Member]
Product Information [Line Items]
Accounts Receivable, Net				$ 400,065
Customer One [Member]
Product Information [Line Items]
Accounts Receivable, after Allowance for Credit Loss	$ 76,063
Customer Two [Member]
Product Information [Line Items]
Accounts Receivable, after Allowance for Credit Loss			$ 226,614
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customers Two [Member]
Product Information [Line Items]
Concentration risk, percentage			77.00%	83.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Product Information [Line Items]
Concentration risk, percentage	40.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Product Information [Line Items]
Concentration risk, percentage			77.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Chunghwa Telecom [Member]
Product Information [Line Items]
Concentration risk, percentage	25.00%		28.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Siemens [Member]
Product Information [Line Items]
Concentration risk, percentage			11.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customers Two [Member]
Product Information [Line Items]
Concentration risk, percentage			39.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Chunghwa Telecom [Member]
Product Information [Line Items]
Concentration risk, percentage			28.00%	54.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Siemens [Member]
Product Information [Line Items]
Concentration risk, percentage			11.00%	11.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customers Three [Member]
Product Information [Line Items]
Concentration risk, percentage				76.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Taiwan Stock Exchange [Member]
Product Information [Line Items]
Concentration risk, percentage				11.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Product Information [Line Items]
Concentration risk, percentage	25.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Other Customers [Member] | Minimum [Member]
Product Information [Line Items]
Concentration risk, percentage		10.00%
NTD [Member]
Product Information [Line Items]
Insured by cdic			$ 3,000,000
Allowance for doubtful collections			$ 3,380	$ 3,172